UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811- 07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund, Series II
Schedule of Investments
January 31, 2011 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.99%
Consumer Discretionary - 21.06%
Brown Shoe Inc.	35,000	443,450	1.27%
Crocs, Inc.(a)	51,200	839,168	2.39%
Libbey, Inc.(a)	43,200	659,664	1.88%
Lifetime Brands, Inc.(a)	36,800	446,384	1.27%
Media General, Inc.(a)	54,100	271,582	0.77%
Select Comfort Corp.(a)	61,600	625,856	1.79%
Sinclair Broadcast Group Inc.	87,900	770,883	2.20%
Skechers USA, Inc.(a)	14,600	300,322	0.86%
TRW Automotive Holdings Corp.(a)	19,100	1,139,506	3.25%
Ulta Salon Cosmetics & Fragrance, Inc.(a)	23,400	866,736	2.47%
Valassis Communications, Inc.(a)	16,800	509,712	1.45%
Whirlpool Corp.	6,000	513,000	1.46%
		7,386,263	21.06%
Energy - 2.37%
Callon Petroleum Co. (a)	95,200	829,192	2.37%
Financials - 8.20%
American International Group, Inc.(a)	15,800	637,530	1.82%
Banco Macro SA - ADR (b)	18,900	872,046	2.48%
Cardtronics, Inc.(a)	46,200	789,558	2.25%
Zions Bancorporation	24,500	577,710	1.65%
		2,876,844	8.20%
Health Care - 6.47%
Hill-Rom Holdings, Inc.	18,700	756,789	2.16%
SXC Health Solutions Corp.(a)(b)	15,800	760,138	2.17%
Universal American Corp.	37,200	751,068	2.14%
		2,267,995	6.47%
Industrials - 39.90%
Air Transport Services Group Inc. (a)	111,500	825,100	2.35%
Alamo Group, Inc.	25,900	672,105	1.92%
Alaska Air Group, Inc.(a)	12,300	728,652	2.08%
ArvinMeritor, Inc.(a)	39,000	852,540	2.43%
Cascade Corp.	14,900	701,343	2.00%
Commercial Vehicle Group, Inc.(a)	49,900	805,386	2.30%
Consolidated Graphics, Inc.(a)	12,600	630,630	1.80%
Esterline Technologies Corp.(a)	11,500	818,570	2.33%
Gardner Denver, Inc.	12,000	865,680	2.47%
Interface, Inc.	48,200	783,250	2.23%
Macquarie Infrastructure Co. LLC (a)	41,900	887,861	2.53%
NACCO Industries, Inc.	6,000	601,500	1.72%
Owens Corning (a)	18,100	605,807	1.73%
Pacer International Inc. (a)	81,300	508,125	1.45%
Standex International Corp.	21,900	730,365	2.08%
Tennant Co.	16,900	681,746	1.94%
Trimas Corp.(a)	49,900	950,096	2.71%
US Airways Group, Inc.(a)	63,800	632,896	1.81%
United Continental Holdings, Inc.(a)	27,900	708,660	2.02%
		13,990,312	39.90%
Information Technology - 8.99%
Lionbridge Technologies, Inc.(a)	116,200	446,208	1.27%
Loral Space & Communications Inc. (a)	14,000	1,042,580	2.97%
Power One Inc. (a)	78,500	839,950	2.40%
Ultra Clean Holdings, Inc.(a)	65,900	823,750	2.35%
		3,152,488	8.99%

	Materials - 6.08%
	Clearwater Paper Corp.(a)	9,900	782,892	2.23%
	Neenah Paper, Inc.	30,000	577,800	1.65%
	Quaker Chemical Corp.	20,100	771,438	2.20%
			2,132,130	6.08%
	Telecommunication Services - 3.92%
	IDT Corp.	59,700	1,374,891	3.92%
	TOTAL COMMON STOCKS (Cost $27,461,171)		$34,010,115	96.99%

	WARRANTS - 0.00%
	American International Group, Inc.
	Expiration: January, 2021, Exercise Price: $45.000(a)	0.094	1	0.00%
	TOTAL WARRANTS (Cost $1)		$1	0.00%

		Principal		% of
	SHORT-TERM INVESTMENTS - 3.24%	Amount	Value	Net Assets
	Demand Notes # - 3.24%
	American Family Financial Services, 0.10%	$1,137,001	$1,137,001	3.24%
	Total Demand Notes (Cost $1,137,001)		$1,137,001	3.24%
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,137,001)		$1,137,001	3.24%

	Total Investments (Cost 28,598,173) - 100.23%		35,147,117	100.23%
	Liabilities in Excess of Other Assets - (0.23)%		(80,009)	(0.23)%
	TOTAL NET ASSETS - 100.00%		$35,067,108	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. Interest rates listed are as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments		$28,598,173
	Gross unrealized appreciation		7,658,921
	Gross unrealized depreciation		(1,109,977)
	Net unrealized appreciation		$6,548,944

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$7,386,263	$-	$-	$7,386,263
Energy	829,192	-	-	829,192
Financials	2,876,844	-	-	2,876,844
Health Care	2,267,995	-	-	2,267,995
Industrials	13,990,312	-	-	13,990,312
Information Technology	3,152,488	-	-	3,152,488
Materials	2,132,130	-	-	2,132,130
Telecommunication Services	1,374,891	-	-	1,374,891
Total Common Stock	$34,010,115	$-	$-	$34,010,115

Warrants	$1	$-	$-	$1

Short-Term Investments	$-	$1,137,001	$-	$1,137,001

Total Investments in Securities	$34,010,116	$1,137,001	$-	$35,147,117

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.47%
Consumer Discretionary - 26.43%
Apollo Group, Inc. (a)	23,200	$957,464	1.18%
Autozone, Inc. (a)	7,900	2,002,887	2.48%
Best Buy Co., Inc.	30,800	1,047,200	1.29%
DIRECTV (a)	39,800	1,687,122	2.09%
Dish Network Corp. (a)	65,100	1,374,261	1.70%
Dollar Tree, Inc. (a)	35,100	1,775,358	2.19%
Family Dollar Stores, Inc.	36,500	1,550,520	1.92%
The Gap Inc.	57,000	1,098,390	1.36%
Liberty Global, Inc. (a)	52,300	2,121,288	2.62%
Mattel, Inc.	61,600	1,458,688	1.80%
The McGraw-Hill Companies, Inc.	42,600	1,660,548	2.05%
Ross Stores, Inc.	25,100	1,636,520	2.02%
TJX Companies, Inc.	30,500	1,445,395	1.79%
Yum Brands, Inc.	33,500	1,566,460	1.94%
		21,382,101	26.43%
Consumer Staples - 18.17%
Altria Group, Inc.	68,500	1,610,435	1.99%
Campbell Soup Co.	40,800	1,392,912	1.72%
Clorox Co.	22,500	1,415,025	1.75%
General Mills, Inc.	41,300	1,436,414	1.77%
H.J. Heinz Co.	31,500	1,496,250	1.85%
Kellogg Co.	27,300	1,373,190	1.70%
Kimberly - Clark Corp.	23,600	1,527,628	1.89%
Lorillard, Inc.	18,500	1,391,940	1.72%
Philip Morris International, Inc.	29,600	1,694,304	2.09%
Sysco Corp.	46,800	1,363,752	1.69%
		14,701,850	18.17%
Energy - 3.53%
Consol Energy, Inc.	33,100	1,645,070	2.03%
Diamond Offshore Drilling	17,000	1,219,070	1.50%
		2,864,140	3.53%
Financials - 2.10%
Moody's Corp.	57,700	1,694,649	2.10%

Health Care - 19.90%
Baxter International, Inc.	30,200	1,464,398	1.81%
Becton, Dickinson & Co.	18,900	1,567,755	1.94%
Bristol-Myers Squibb Co.	59,200	1,490,656	1.84%
Cardinal Health, Inc.	40,200	1,668,702	2.06%
CIGNA Corp.	44,300	1,861,486	2.30%
Eli Lilly & Co.	41,100	1,429,047	1.77%
Forest Laboratories, Inc. (a)	53,000	1,709,780	2.11%
Humana, Inc. (a)	32,900	1,907,213	2.36%
Johnson & Johnson	22,300	1,332,871	1.65%
Laboratory Corp. of America Holdings (a)	18,500	1,663,335	2.06%
		16,095,243	19.90%

Industrials - 12.14%
Flowserve Corp.	12,400	1,549,876	1.92%
Fluor Corp.	27,400	1,895,806	2.34%
Honeywell International, Inc.	30,500	1,708,305	2.11%
Joy Global, Inc.	23,700	2,066,166	2.56%
Lockheed Martin Corp.	17,000	1,353,200	1.67%
Raytheon Co.	24,900	1,244,751	1.54%
		9,818,104	12.14%
Information Technology - 5.26%
International Business Machines Corp.	11,100	1,798,200	2.22%
SAIC, Inc. (a)	79,600	1,318,972	1.63%
Western Digital Corp. (a)	33,500	1,139,670	1.41%
		4,256,842	5.26%
Materials - 8.94%
Crown Holdings, Inc. (a)	53,200	1,774,752	2.19%
FMC Corp.	22,500	1,711,350	2.12%
Freeport-McMoRan Copper & Gold, Inc.	18,800	2,044,500	2.53%
Lubrizol Corp.	15,800	1,697,868	2.10%
		7,228,470	8.94%
TOTAL COMMON STOCKS (Cost $65,740,257)		$78,041,399	96.47%

	Number of		% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 3.61%
Money Market Funds - 3.61%
Fidelity Government Portfolio - Institutional Class
0.04% (b)	2,919,468	$2,919,468	3.61%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,919,468)		$2,919,468	3.61%
Total Investments (Cost $68,659,725) - 100.08%		$80,960,867	100.08%
Liabilities in Excess of Other Assets - (0.08)%		(62,425)	(0.08)%
TOTAL NET ASSETS - 100.00%		$80,898,442	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Cost of investments	$68,659,725
Gross unrealized appreciation	13,518,304
Gross unrealized depreciation	(1,217,162)
Net unrealized appreciation	$12,301,142

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$21,382,101	$-	$-	$21,382,101
Consumer Staples	14,701,850	-	-	14,701,850
Energy	2,864,140	-	-	2,864,140
Financials	1,694,649	-	-	1,694,649
Health Care	16,095,243	-	-	16,095,243
Industrials	9,818,104	-	-	9,818,104
Information Technology	4,256,842	-	-	4,256,842
Materials	7,228,470	-	-	7,228,470
Total Common Stock	$78,041,399	$-	$-	$78,041,399

Short-Term Investments	$2,919,468	$-	$-	$2,919,468

Total Investments in Securities	$80,960,867	$-	$-	$80,960,867

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

Hennessy Select Large Value Fund
Schedule of Investments
January 31, 2011 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.77%
Consumer Discretionary - 7.52%
Carnival Corp. (b)	21,390	$956,347	0.69%
CBS Corp.	90,180	1,788,269	1.28%
General Motors Co. (a)	17,655	644,231	0.46%
Macys, Inc.	65,580	1,518,177	1.09%
Stanley Black & Decker, Inc.	15,935	1,158,156	0.83%
The Walt Disney Co.	80,150	3,115,430	2.24%
Wyndham Worldwide Corp.	45,990	1,293,699	0.93%
		10,474,309	7.52%
Consumer Staples - 9.30%
Church & Dwight Co., Inc.	23,500	1,617,035	1.16%
Coca-Cola Co.	35,670	2,241,859	1.61%
Kraft Foods, Inc. - Class A	30,800	941,556	0.67%
Kroger Co.	59,055	1,263,777	0.91%
PepsiCo, Inc.	47,455	3,051,831	2.19%
Philip Morris International, Inc.	35,870	2,053,199	1.47%
Wal-Mart Stores, Inc.	31,995	1,793,960	1.29%
		12,963,217	9.30%
Energy - 12.45%
Chevron Corp.	63,835	6,059,857	4.35%
Devon Energy Corp.	33,645	2,983,975	2.14%
Exxon Mobil Corp.	15,850	1,278,778	0.92%
Marathon Oil Corp.	40,945	1,871,186	1.34%
National Oilwell Varco, Inc.	39,690	2,933,091	2.11%
QEP Resources, Inc.	54,610	2,219,350	1.59%
		17,346,237	12.45%
Financials - 25.51%
American Express Co.	3,060	132,743	0.10%
Bank of America Corp.	155,615	2,136,594	1.53%
Berkshire Hathaway Inc. - Class B (a)	32,880	2,687,940	1.93%
Boston Properties, Inc.	19,145	1,806,714	1.30%
Capital One Financial Corp.	36,445	1,755,191	1.26%
Citigroup, Inc. (a)	491,915	2,371,030	1.70%
Digital Realty Trust, Inc.	15,200	826,880	0.59%
Fifth Third Bancorp	142,430	2,117,934	1.52%
Huntington Bancshares, Inc.	263,160	1,905,278	1.37%
J.P. Morgan Chase & Co.	110,415	4,962,050	3.56%
MetLife, Inc.	34,910	1,597,831	1.15%
Prudential Financial, Inc.	27,465	1,689,372	1.21%
Simon Property Group, Inc.	20,868	2,117,059	1.52%
The Goldman Sachs Group, Inc.	22,180	3,629,092	2.60%
The Progressive Corp.	70,930	1,405,123	1.01%
Wells Fargo & Co.	135,630	4,397,125	3.16%
		35,537,956	25.51%
Health Care - 12.90%
Abbott Laboratories	18,605	840,202	0.60%
Amgen, Inc. (a)	39,550	2,178,414	1.56%
Life Technologies Corp. (a)	52,910	2,872,484	2.06%
McKesson Corp.	30,870	2,320,498	1.67%
Merck & Co., Inc.	35,842	1,188,879	0.85%
Pfizer, Inc.	147,640	2,690,001	1.93%
St Jude Medical, Inc. (a)	27,335	1,107,067	0.79%
UnitedHealth Group, Inc.	57,870	2,375,564	1.71%
Watson Pharmaceuticals, Inc. (a)	43,935	2,395,336	1.73%
		17,968,445	12.90%

Industrials - 9.99%
Cummins, Inc.	9,265	980,978	0.71%
Deere & Co.	10,275	933,997	0.67%
Eaton Corp.	15,250	1,646,390	1.18%
General Electric Co.	165,475	3,332,667	2.39%
Honeywell International, Inc.	26,405	1,478,944	1.06%
Owens Corning, Inc. (a)	31,775	1,063,509	0.76%
Raytheon Co.	20,635	1,031,544	0.74%
Union Pacific Corp.	28,230	2,671,405	1.92%
United Rentals, Inc. (a)	29,415	783,910	0.56%
		13,923,344	9.99%
Information Technology - 7.96%
Accenture PLC - Class A (b)	46,210	2,378,429	1.71%
eBay, Inc. (a)	45,355	1,376,978	0.99%
MasterCard, Inc.	5,500	1,300,805	0.93%
Microsoft Corp.	106,790	2,960,753	2.12%
Oracle Corp.	56,305	1,803,449	1.29%
Texas Instruments, Inc.	37,620	1,275,694	0.92%
		11,096,108	7.96%
Materials - 2.98%
Eastman Chemical Co.	20,325	1,887,380	1.35%
International Paper Co.	78,425	2,264,914	1.63%
		4,152,294	2.98%
Telecommunication Services - 5.00%
AT&T, Inc.	77,975	2,145,872	1.54%
Qwest Communications International, Inc.	215,030	1,533,164	1.10%
Verizon Communications, Inc.	92,375	3,290,397	2.36%
		6,969,433	5.00%
Utilities - 6.16%
American Elecric Power, Inc.	61,510	2,194,677	1.57%
Exelon Corp.	43,505	1,849,397	1.33%
Sempra Energy	42,575	2,216,880	1.59%
Xcel Energy, Inc.	98,770	2,328,009	1.67%
		8,588,963	6.16%
TOTAL COMMON STOCKS (Cost $116,800,448)		$139,020,306	99.77%

	Number of		% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 0.24%
Money Market Funds - 0.24%
Fidelity Government Portfolio - Institutional Class
0.04% (c)	340,233	$340,233	0.24%
TOTAL SHORT-TERM INVESTMENTS (Cost $340,233)		$340,233	0.24%
Total Investments (Cost $117,140,681) - 100.01%		$139,360,539	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(19,735)	(0.01)%
TOTAL NET ASSETS - 100.00%		$139,340,804	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate listed is the fund's 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Cost of investments	$117,974,296
Gross unrealized appreciation	22,656,850
Gross unrealized depreciation	(1,270,607)
Net unrealized appreciation	$21,386,243

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$10,474,309	$-	$-	$10,474,309
Consumer Staples	12,963,217	-	-	12,963,217
Energy	17,346,237	-	-	17,346,237
Financials	35,537,956	-	-	35,537,956
Health Care	17,968,445	-	-	17,968,445
Industrials	13,923,344	-	-	13,923,344
Information Technology	11,096,108	-	-	11,096,108
Materials	4,152,294	-	-	4,152,294
Telecommunication Services	6,969,433	-	-	6,969,433
Utilities	8,588,963	-	-	8,588,963
Total Common Stock	$139,020,306	$-	$-	$139,020,306

Short-Term Investments	$340,233	$-	$-	$340,233

Total Investments in Securities	$139,360,539	$-	$-	$139,360,539

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        3/31/11

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date        3/31/11